May 01, 2019
SGI U.S. Small Cap Equity Fund

The RBB Fund, Inc.

Summit Global Investments Small Cap Low Volatility Fund (the “Fund”)

Class I Shares (SCLVX)

Class A Shares (LVSMX)

Class C Shares (SMLVX)

Supplement dated May 1, 2019

to the Prospectus and Statement of Additional Information (“SAI”),

each dated December 31, 2018

1.	Change in the Name of the Fund

Effective as of May 1, 2019, the Board of Directors of The RBB Fund, Inc. has approved changing the Fund’s name to the SGI U.S. Small Cap Equity Fund. All references in the Fund’s Prospectus and SAI to “Summit Global Investments Small Cap Low Volatility Fund” are hereby deleted and replaced with “SGI U.S. Small Cap Equity Fund.”

2.	Addition of Disclosure Relating to the Fund’s Investments in Real Estate Investment Trusts

The final sentence of the first paragraph in the section entitled “SUMMARY SECTION – Small Cap Low Volatility Fund – Principal Investment Strategies” in the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund may also invest in other registered investment companies, including exchange-traded funds (“ETFs”), and may invest in real estate investment trusts (“REITs”).

The following heading and accompanying paragraph are hereby added in the section entitled “SUMMARY SECTION – Principal Risks” in the Fund’s Prospectus:

▪ REITs Risk. The Fund’s investments in REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than the securities of larger companies. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Please retain this supplement for future reference.